Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 144,355	SFr 116,523	SFr 144,355
of which encumbered	82,950	55,154	82,950
Fair value of collateral received with the right to sell or repledge	385,515	370,803	385,515
of which sold or repledged	158,567	135,894
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	144,355	116,523	144,355
of which encumbered	82,950	55,154	82,950
Fair value of collateral received with the right to sell or repledge	SFr 385,515	370,803	385,515
of which sold or repledged		SFr 135,894	SFr 158,567